Fair value measurement (Tables)	6 Months Ended
Jun. 30, 2025
Fair value measurement
Summary of carrying values, fair values and fair value hierarchy of the Group's financial instruments

		30 June 2025		31 December 2024
US$ thousand	Level	Carrying value	Fair value	Carrying value	Fair value
Financial assets
Fair value through profit or loss
Cash and cash equivalents	1	102,109	102,109	171,897	171,897
Investments	1	5,538	5,538	3,984	3,984
Trade and other receivables	1	14,904	14,904	7,310	7,310
Total financial assets		122,551	122,551	183,191	183,191

Financial liabilities
Amortised cost
Trade and other payables		79,742	79,742	51,050	51,050
Lease liability		7,444	7,444	10,233	10,233
Loans and borrowings	2	367,576	389,440	403,191	414,526
Other financial liabilities (excluding contingent consideration)		225	225	328	328
		454,987	476,851	464,802	476,137
Fair value through profit or loss
Other financial liabilities (contingent consideration)
Royalty deed	3	46,515	46,515	47,661	47,661
Contingent copper consideration	3	119,590	119,590	94,050	94,050
Derivative financial liabilities
Mezz Warrants	3	14,835	14,835	11,066	11,066
Mezzanine debt facility embedded
derivative	2	—	—	34,713	34,713
Silver stream embedded derivative	3	34,112	34,112	16,163	16,163
Copper stream embedded derivative	3	8,081	8,081	5,182	5,182
Commodity swap liability	2	18,708	18,708	12,120	12,120
		241,841	241,841	220,955	220,955
Total financial liabilities		696,828	718,692	685,757	697,092

Summary of fair values of the Group's derivative financial assets and liabilities

		30 June	31 December
US$ thousand	Note	2025	2024

Derivative financial liabilities
Current
Silver stream embedded derivative	(a)	5,090	2,566
Copper stream embedded derivative	(b)	1,924	981
Mezzanine debt facility embedded derivative	(d)	—	11,587
Commodity swap liability	(e)	18,708	7,045
		25,722	22,179
Non-current
Silver stream embedded derivative	(a)	29,022	13,597
Copper stream embedded derivative	(b)	6,157	4,201
Warrants	(c)	14,835	11,066
Mezzanine debt facility embedded derivative	(d)	—	23,126
Commodity swap liability	(e)	—	5,075
		50,014	57,065
Total derivative financial liabilities		75,736	79,244

Summary of fair values of the contingent consideration

		30 June	31 December
US$ thousand	Note	2025	2024
Royalty deed	(a)	46,515	47,661
Contingent copper consideration	(b)	119,590	94,050
		166,105	141,711

Royalty deed
Fair value measurement
Summary of a continuity schedule for liabilities

	Six months ended 30 June
US$ thousand	2025	2024

Balance as of beginning of period	47,661	43,985
Change in fair value	1,304	7,213
Royalty accruals and payments	(2,450)	(4,778)
Balance as of end of period	46,515	46,420

Contingent copper consideration
Fair value measurement
Summary of a key inputs were used for the valuation of assets

	30 June	31 December
	2025	2024

Long-term copper price	$4.20	$4.25
Copper spot price	$4.56	$3.92
Annual price volatility	20.12%	20.70%
Annual inflation rate	1.00%	1.07%
Risk-free rate	4.49%	4.72%
Reversion factor	11.55%	11.55%

Summary of a continuity schedule for liabilities

	Six months ended 30 June
US$ thousand	2025	2024
Balance as of beginning of period	94,050	84,200
Change in fair value	25,540	10,200
Balance as of end of period	119,590	94,400

Warrants
Fair value measurement
Summary of warrants

		Private
		Placement
US$ thousand	Public Warrants	Warrants	Mezz Warrants

For six months ended 30 June 2025
Balance as of beginning of period	—	—	11,066
Change in fair value	—	—	3,769
Balance as of end of period	—	—	14,835

		Private
		Placement
	Public Warrants	Warrants	Mezz Warrants
For six months ended 30 June 2024
Balance as of beginning of period	15,113	11,176	16,906
Change in fair value	22,655	16,754	1,436
Redemption of warrants	(37,768)	(27,930)	—
Balance as of end of period	—	—	18,342

Summary of assumptions used for valuation of liabilities

	30 June	31 December
	2025	2024
Risk-free rate	4.19%	4.02%
Warrant expected life	3 years	3.5 years
Expected volatility	56.10%	49.23%
Expected dividend yield	0%	0%
Share price (US$)	$12.25	$10.62

Commodity swap liability
Fair value measurement
Summary of fair values of the Group's derivative financial assets and liabilities

Counterparty	Citibank	BMO	Westpac / NBC

Effective date	1 July 2023	1 July 2023	1 July 2023
Termination date	31 May 2026	30 May 2026	31 May 2026
Total notional quantity (MT)	12,255	12,255	12,255
Fixed price (US$)	8,204.49	8,214.35	8,112.85
Reference price	LME cash settlement price for Copper
Settlement frequency	Monthly	Monthly	Monthly

Silver stream embedded derivative
Fair value measurement
Summary of a key inputs were used for the valuation of assets

	30 June	31 December
	2025	2024
Silver spot price (per oz)	36.11	$28.91
Own credit spread	8.32%	7.99%

Summary of a continuity schedule for embedded derivative assets

	Six months ended 30 June
US$ thousand	2025	2024

Balance as of beginning of period	16,163	(3,090)
Change in fair value	17,949	18,652
Balance as of end of period	34,112	15,562

Copper stream embedded derivative
Fair value measurement
Summary of a key inputs were used for the valuation of assets

	30 June	31 December
	2025	2024
Copper spot price (per tonne)	$10,040	$8,653
Copper price volatility	21.55%	23.55%
Own credit spread	9.00%	8.67%

Summary of a continuity schedule for embedded derivative assets

	Six months ended 30 June
US$ thousand	2025	2024

Balance as of beginning of period	5,182	(773)
Initial recognition	—	—
Change in fair value	2,899	8,946
Balance as of end of period	8,081	8,173